Commitments and Contingencies (Narrative) (Details) - USD ($)	1 Months Ended
	Jun. 29, 2021	Jun. 16, 2021	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Contingencies [Line Items]
Legal contingency, damages sought	$ 1,051,739	$ 765,579
Accruals on counter claims			$ 26,648	$ 23,555	$ 9,040
Recovery recorded as other receivable			0	$ 11,705
Deposit liability for total advances from parties			63,000
Prepaid expense for construction of hardware equipment			$ 126,000